Investments (Tables)	12 Months Ended
Dec. 31, 2017
Available-For-Sale Securities

Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains(1)	Total Unrealized Losses(1)		Fair Value
(millions)
At December 31, 2017
Marketable equity securities:
U.S.	$1,569	$1,857	$ —		$3,426
Fixed income:
Corporate debt instruments	430	15	(1)		444
Government securities	1,039	27	(5)		1,061
Common/collective trust funds	60	—	—		60
Cost method investments	68	—	—		68
Cash equivalents and other(2)	34	—	—		34
Total	$3,200	$1,899	$ (6	)(3)	$5,093
At December 31, 2016
Marketable equity securities:
U.S.	$1,449	$1,408	$ —		$2,857
Fixed income:
Corporate debt instruments	478	13	(4)		487
Government securities	978	22	(8)		992
Common/collective trust funds	67	—	—		67
Cost method investments	69	—	—		69
Cash equivalents and other(2)	12	—	—		12
Total	$3,053	$1,443	$(12	)(3)	$4,484

(1)	Included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(2)	Includes pending sales of securities of $5 million and $9 million at December 31, 2017 and 2016, respectively.
(3)	The fair value of securities in an unrealized loss position was $565 million and $576 million at December 31, 2017 and 2016, respectively.

Investments Classified by Contractual Maturity Date

The fair value of Dominion Energy’s marketable debt securities held in nuclear decommissioning trust funds at December 31, 2017 by contractual maturity is as follows:

Amount
(millions)

Due in one year or less	$151
Due after one year through five years	385
Due after five years through ten years	370
Due after ten years	659
Total	$1,565

Marketable Securities

Presented below is selected information regarding Dominion Energy’s marketable equity and debt securities held in nuclear decommissioning trust funds:

Year Ended December 31,	2017	2016	2015
(millions)

Proceeds from sales	$1,831	$1,422	$1,340
Realized gains(1)	166	128	219
Realized losses(1)	71	55	84

(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Other Than Temporary Impairment Losses On Investment Securities

Dominion Energy recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2017	2016	2015
(millions)

Total other-than-temporary impairment losses(1)	$44	$51	$66
Losses recorded to the nuclear decomissioning trust regulatory liability	(16)	(16)	(26)
Losses recognized in other comprehensive income (before taxes)	(5)	(12)	(9)
Net impairment losses recognized in earnings	$23	$23	$31

(1)	Amounts include other-than-temporary impairment losses for debt securities of $5 million, $13 million and $9 million at December 31, 2017, 2016 and 2015, respectively.

Investments Accounts Under Equity Method of Accounting

Investments that Dominion Energy and Dominion Energy Gas account for under the equity method of accounting are as follows:

Company	Ownership %		Investment Balance			Description
As of December 31,			2017		2016
(millions)
Dominion Energy
Blue Racer	50%		$691		$677	Midstream gas and related services
Iroquois	50	%(1)	311		316	Gas transmission system
Atlantic Coast Pipeline	48%		382		256	Gas transmission system
Fowler Ridge	50%		81		116	Wind-powered merchant generation facility
NedPower	50%		—	(2)	112	Wind-powered merchant generation facility
Other	various		79		84
Total			$1,544		$1,561
Dominion Energy Gas
Iroquois	24.07%		$95		$98	Gas transmission system
Total			$95		$98

(1)	Comprised of Dominion Energy Midstream’s interest of 25.93% and Dominion Energy Gas’ interest of 24.07%. See Note 15 for more information.
(2)	Liability of $17 million associated with NedPower recorded to other deferred credits and other liabilities, on the Consolidated Balance Sheets as of December 31, 2017. See additional discussion of NedPower below.

Virginia Electric and Power Company
Available-For-Sale Securities

Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains(1)	Total Unrealized Losses(1)		Fair Value
(millions)
At December 31, 2017
Marketable equity securities:
U.S.	$ 734	$831	$—		$1,565
Fixed income:
Corporate debt instruments	216	8	—		224
Government securities	482	13	(2)		493
Common/collective trust funds	27	—	—		27
Cost method investments	68	—	—		68
Cash equivalents and other(2)	22	—	—		22
Total	$1,549	$852	$(2	)(3)	$2,399
At December 31, 2016
Marketable equity securities:
U.S.	$ 677	$624	$—		$1,301
Fixed income:
Corporate debt instruments	274	6	(4)		276
Government securities	420	9	(2)		427
Common/collective trust funds	26	—	—		26
Cost method investments	69	—	—		69
Cash equivalents and other(2)	7	—	—		7
Total	$1,473	$639	$(6	)(3)	$2,106

(1)	Included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(2)	Includes pending sales of securities of $6 million and $7 million at December 31, 2017 and 2016, respectively.
(3)	The fair value of securities in an unrealized loss position was $234 million and $287 million at December 31, 2017 and 2016, respectively.

Investments Classified by Contractual Maturity Date

The fair value of Virginia Power’s marketable debt securities at December 31, 2017, by contractual maturity is as follows:

Amount
(millions)

Due in one year or less	$ 32
Due after one year through five years	165
Due after five years through ten years	199
Due after ten years	348
Total	$744

Marketable Securities

Presented below is selected information regarding Virginia Power’s marketable equity and debt securities held in nuclear decommissioning trust funds.

Year Ended December 31,	2017	2016	2015
(millions)

Proceeds from sales	$849	$733	$639
Realized gains(1)	75	63	110
Realized losses(1)	30	27	43

(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Other Than Temporary Impairment Losses On Investment Securities

Virginia Power recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2017	2016	2015
(millions)

Total other-than-temporary impairment losses(1)	$20	$26	$36
Losses recorded to the nuclear decomissioning trust regulatory liability	(16)	(16)	(26)
Losses recognized in other comprehensive income (before taxes)	(2)	(7)	(6)
Net impairment losses recognized in earnings	$2	$3	$4

(1)	Amounts include other-than-temporary impairment losses for debt securities of $2 million, $8 million and $6 million at December 31, 2017, 2016 and 2015, respectively.